Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Discontinued Operations [Abstract]
Summary of Certain Selected Components of Discontinued Operations	accumulated other comprehensive income that was recognized as a result of those distributed assets and liabilities included in the foreign operations of CXApp.
	Three Months Ended June 30, 2022	Six Months Ended June 30, 2023	Six Months Ended June 30, 2022
Revenues	$2,149	$1,620	$4,731
Cost of Revenues	540	483	1,129
Gross Profit	1,609	1,137	3,602

Operating Expenses
Research and development	2,430	1,514	4,421
Sales and marketing	1,570	988	2,676
General and administrative	2,497	1,644	3,914
Earnout compensation benefit	—	—	(2,827)
Acquisition related costs	10	—	16
Transaction costs	—	1,043	—
Impairment of goodwill	5,540	—	5,540
Amortization of intangibles	973	805	1,948
Total Operating Expenses	13,020	5,994	15,688

Loss from Operations	(11,411)	(4,857)	(12,086)

Interest (expense)/income, net	8	1	9
Other income/(expense)	—	—	—
Total Other Income (Expense)	8	1	9

Loss from discontinued operations, before tax	(11,403)	(4,856)	(12,077)
Income tax provision	38	—	(62)
Loss from discontinued operations, net of tax	$(11,365)	$(4,856)	$(12,139)
The following table summarizes certain selected components of income from discontinued operations:
	Year Ended December 31, 2022	Year Ended December 31, 2021
Revenues	$8,470	$6,368
Cost of Revenues	2,064	1,646
Gross Profit	6,406	4,722

Operating Expenses
Research and development	9,323	6,704
Sales and marketing	4,996	4,763
General and administrative	10,540	20,607
Acquisition related costs	16	628
Impairment of goodwill and intangibles	5,540	11,896
Amortization of intangibles	3,885	3,046
Total Operating Expenses	34,300	47,644

Loss from Operations	(27,894)	(42,922)

Other Income (Expense)
Interest (expense)/income, net	4	1
Other income/(expense)	(1)	—
Total Other Income (Expense)	3	1

Loss from discontinued operations, before tax	(27,891)	(42,921)
Income tax (expense)/benefit	(184)	5,201
Loss from discontinued operations, net of tax	$(28,075)	$(37,720)
	As of December 31,
	2022	2021
Current Assets of Discontinued Operations
Cash and cash equivalents	$10,000	10,000
Accounts receivable	1,338	1,764
Notes and other receivables	273	106
Inventory	—	11
Prepaid expenses and other current assets	650	889
Current Assets of Discontinued Operations	$12,261	$12,770

Long Term Assets of Discontinued Operations
Property and equipment, net	$202	$231
Operating Lease Right-of-Use Asset, net	681	723
Software development costs, net	487	648
Intangible assets, net	19,289	23,468
Goodwill	—	5,545
Other Assets	52	76
Long Term Assets of Discontinued Operations	$20,711	$30,691

Current Liabilities of Discontinued Operations
Accounts payable	$1,054	$661
Accrued liabilities	1,736	7,882
Operating lease obligation, current	266	213
Deferred revenue	2,162	3,145
Current Liabilities of Discontinued Operations	$5,218	$11,901

Long Term Liabilities of Discontinued Operations
Operating lease obligation, noncurrent	$444	$531
Other Liabilities, noncurrent	28	28
Long Term Liabilities of Discontinued Operations	$472	$559

Schedule of Summarizes Certain Assets and Liabilities of Discontinued Operations

The following table summarizes certain assets and liabilities of discontinued operations:

As of December 31, 2022
Current Assets of Discontinued Operations
Cash and cash equivalents	$10,000
Accounts receivable	1,338
Prepaid expenses and other current assets	923
Current Assets of Discontinued Operations	$12,261

Long Term Assets of Discontinued Operations
Property and equipment, net	$202
Operating Lease Right-of-Use Asset, net	681
Software development costs, net	487
Intangible assets, net	19,289
Other Assets	52
Long Term Assets of Discontinued Operations	$20,711
Current Liabilities of Discontinued Operations
Accounts payable	$1,054
Accrued liabilities	1,736
Operating lease obligation, current	266
Deferred revenue	2,162
Current Liabilities of Discontinued Operations	$5,218

Long Term Liabilities of Discontinued Operations
Operating lease obligation, noncurrent	$444
Other Liabilities, noncurrent	28
Long Term Liabilities of Discontinued Operations	$472

Fair Value Allocation
Assets acquired:
Cash and cash equivalents	$109
Accounts receivable	110
Prepaid expenses and other current assets	135
Inventory	844
Right of use asset	312
Property, plant, and equipment	30
Other assets	113
Tradename & trademarks	168
Proprietary technology	507
Customer relationships	197
Goodwill	482
Total assets acquired	$3,007

Liabilities assumed:
Accounts payable	2
Accrued liabilities	413
Lease liabilities – current	54
Lease liabilities – noncurrent	231
Payable to new parent	391
Deferred revenue	784
Total liabilities assumed	1,875
Estimated fair value of net assets acquired:	$1,132